Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	CBIZ MHM, LLC
Business Name (if Different):
Principal Business Address:	401 Plymouth Road, Plymouth Meeting, PA 19462

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	LendingPoint, LLC
LLC Business Name (if Different):
Principal Business Address:	1201 Roberts Blvd., Suite 200, Kennesaw, GA 30144

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to LP LMS 2022-1 Asset Securitization Trust transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See Attachments related to LP LMS 2022-1 Asset Securitization Trust transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino
	(Print name of duly authorized person)	(Signature)

Date: September 28, 2022

Attachment:

Item 4 of Form ABS Due Diligence-15E related to

LendingPoint, LLC, LendingPoint 2018-1 Funding Trust, and LP LMS 2022-1 Asset

Securitization Trust transaction

CBIZ MHM, LLC performed a consulting engagement (the “Services”) as described in the attached Consultant Report dated September 28, 2022 (the “Report”).

Accordingly:

●	The nature, scope and design of the Services are solely the responsibility of LendingPoint LLC, as Seller and Servicer (“Seller” and “Servicer”), LendingPoint 2018-1 Funding Trust (“Seller”, “Depositor” or “Funding Trust”) and LP LMS 2022-1 Asset Securitization Trust (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Sellers and the Servicer, “you,” “Specified Parties”, or “Client”), as specified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;

●	CBIZ MHM, LLC makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;

●	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and

●	The procedures that CBIZ MHM, LLC performed did not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. In addition, CBIZ MHM, LLC did not verify the information that was obtained by us or presented in the Report, unless specified in the Report.

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

As of the date of this Form, CBIZ MHM, LLC performed no other procedures that would be considered due diligence services related to LP LMS 2022-1 Asset Securitization Trust transaction.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to

LendingPoint, LLC, LendingPoint 2018-1 Funding Trust, and LP LMS 2022-1 Asset

Securitization Trust transaction

Consultant Agent Report dated September 28, 2022 related to

LendingPoint, LLC, LendingPoint 2018-1 Funding Trust, and LP LMS 2022-1 Asset

Securitization Trust transaction

LendingPoint, LLC

LendingPoint 2018 Funding Trust

LP LMS 2022-1 Asset Securitization Trust

Consultant Report

September 28, 2022

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED
UPON BY ANY THIRD PARTY.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

Consultant Engagement

Client Name:	LendingPoint, LLC
LendingPoint 2018 Funding Trust
LP LMS 2022-1 Asset Securitization Trust

Servicer Address:	LendingPoint, LLC
1201 Roberts Blvd., Suite 200
Kennesaw, GA 30144

Servicer Principal Contact:	Charlie Maines

Servicer Phone Number:	(888) 969-0959

Consultants:	Tara Haurin
Vince McAndress
Taylor Tessier
Kristin D. Stanton

Report Date:	September 28, 2022

Engagement Dates:	September 8 – 28, 2022

Client and Company Contact: Charlie Maines – Director of Capital Markets

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

September 28, 2022

PRIVATE & CONFIDENTIAL

Mr. Victor Pacheco, Chief Capital Officer

LendingPoint LLC

1201 Roberts Blvd., Suite 200

Kennesaw, GA 30144

Dear Mr. Pacheco:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of LendingPoint LLC, as Seller and Servicer (“Seller” and “Servicer”), LendingPoint 2018-1 Funding Trust (“Seller”, “Depositor” or “Funding Trust”) and LP LMS 2022-1 Asset Securitization Trust (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Sellers and the Servicer, “you,” “Specified Parties,” or “Client”) in connection with the Preliminary Offering Memorandum (“POM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated August 30, 2022.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated August 30, 2022 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated August 30, 2022 with no third-party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Charlie Maines	Director, Capital Markets	2 years
Ajay Pandey	VP of Data, Capital Markets	3 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

●	Client	LendingPoint, LLC
LendingPoint 2018-1 Funding Trust and
LP LMS 2022-1 Asset Securitization Trust
●	Seller or Servicer	LendingPoint, LLC
●	Issuer, SPV, Purchaser or Company	LP LMS 2022-1 Asset Securitization Trust
●	Seller, Depositor or Funding Trust	LendingPoint 2018-1 Funding Trust
●	M	$000s
●	MM	$000,000s
●	POM	Preliminary Offering Memorandum, which date still
needs to be determined

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

TABLE OF CONTENTS

STATEMENT OF WORK		8

A.	DATA INTEGRITY TEST FOR LOAN	10

EXHIBITS

A.1	DATA INTEGRITY TEST FOR LOANS

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER

DATED AUGUST 30, 2022 BY AND BETWEEN

CBIZ MHM, LLC (“CBIZ”)

AND LENDINGPOINT LLC (“SELLER” AND, “SERVICER”), LENDINGPOINT 2018-1

FUNDING TRUST (“SELLER, “DEPOSITOR” OR “FUNDING TRUST”) AND LP LMS 2022-1

ASSET SECURITIZATION TRUST (“ISSUER”, “SPV”, “PURCHASER” OR

“COMPANY”), COLLECTIVELY “YOU” OR “CLIENT”

Relevant Entities:

LendingPoint LLC, as Seller and Servicer (“Seller” and “Servicer”), LendingPoint 2018-1 Funding Trust (“Seller”, “Depositor” or “Funding Trust”) and LP LMS 2022-1 Asset Securitization Trust (“Issuer”, “SPV”, “Purchaser” or “Company” and together with the Sellers and the Servicer, “you” or “Client”)

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in Plymouth Meeting, PA

The Company’s office in Kennesaw, GA (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note: All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

SCOPE OF SERVICES

A.	Data Integrity Test for LP LMS 2022-1 Asset Securitization Trust

1.	From the electronic data file provided by the Client as of August 30, 2022 or latest month-end, select a sample of the largest 100 loans and another 100 loans selected on a judgmental basis (total of 200 loans to be tested - “Sample Group”) and perform the following data integrity test. For items marked below as “confirm”, note whether the item is noted as part of the underlying documentation. For items marked as “compare”, agree the item on the data tape to the Company’s underlying system. For items marked as “calculate “, calculate the noted item listed below for accuracy against the data file provided by the Servicer:

a.	Confirm and Compare Borrower’s name (Y/N)
b.	Confirm and Compare Borrower’s state
c.	Compare current loan receivable balance
d.	Confirm and Compare original dispersed loan receivable balance. The consumer may have signed a loan agreement for $X, but the final dispersed amount may be for an amount less or more than $X due to added or decreased costs of the products or service being bought by the consumer from the merchant. The original dispersed loan receivable balance is denoted in the loan term notice email sent to the consumer on or after funding of the loan as the “loan amount.”
e.	Confirm and Compare loan receivable interest start accrual date. The interest accrual start date is the date that interest starts accruing on the loan which is also the same date as the data denoted as the “effective date” on the loan term notice email sent to the consumer on or after funding of the loan.
f.	Calculate and Compare loan receivable original term in months to maturity as of the Funding Date
g.	Compare Borrower’s FICO score at origination. FICO score is a type of credit score created by the Fair Isaac Corporation and reported by Transunion, Experian, Equifax and other credit bureaus.
h.	Compare Borrower’s credit grade (at origination)
i.	Confirm and Compare Borrower’s original APR. The original APR is the annual percentage rate on the Borrower’s loan which is also the same data denoted as the “APR” on the loan term notice email sent to the consumer on or after funding of the loan.
j.	Calculate and Compare delinquency status (days past due) (as of the end of the applicable Collection Period)
k.	Compare Scheduled Payment Amount

2.	Document your testing results in a worksheet. In your written summary of results, note any exceptions and management’s response to such. Note that the names of Obligors should remain anonymous in documenting test results.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

A.	Data Integrity Test for Loan

The Client provided an electronic data file as of August 30, 2022 for all pledged receivables. The Consultants selected a sample of the largest 100 loans and a judgmental sample of another 100 loans (total of 200 loans - “Sample Group”).

All 200 pledged receivables were tested according to the requested Scope of Services procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 200 pledged receivables based on inquiry of management and testing:

	SAMPLE	EXCEPTIONS
DATA INTEGRITY TEST	SIZE	FOUND	%
a. Confirm and Compare Borrower’s name (Y/N)	200	0	0%
b. Confirm and Compare Borrower’s state	200	0	0%
c. Compare current loan receivable balance	200	0	0%
d. Confirm and Compare original dispersed loan receivable balance	200	0	0%
e. Confirm and Compare loan receivable interest start accrual date	200	0	0%
f. Calculate and Compare loan receivable original term in months to maturity as of the Funding Date	200	0	0%
g. Compare Borrower’s FICO score at origination	200	0	0%
h. Compare Borrower’s credit grade (at origination)	200	0	0%
i. Confirm and Compare Borrower’s original APR	200	0	0%
j. Calculate and Compare delinquency status (days past due) (as of the end of the applicable Collection Period)	200	0	0%
k. Compare Scheduled Payment Amount	200	0	0%

(a)	The Borrower’s name on the August 30, 2022 electronic data file was compared to the system and confirmed to the Borrower’s Name on the Borrower’s Loan Agreement without exception.

(b)	The Borrower’s state on the August 30, 2022 electronic data file was compared to the system and confirmed to the Borrower’s Loan Agreement without exception.

(c)	The Borrower’s current loan receivable balance on the August 30, 2022 electronic data file was compared to the system without exception.

(d)	The Borrower’s original dispersed loan receivable balance on the August 30, 2022 electronic data file was compared to the system and confirmed with the Borrower’s Loan Term Notice Email without exception.

(e)	The loan receivable interest start accrual date on the August 30, 2022 electronic data file was compared to the system and confirmed with the Borrower’s Loan Term Notice Email without exception.

(f)	The Borrower’s loan receivable original term in months to maturity as of the Funding Date on the August 30, 2022 electronic data file was compared to the system and calculated without exception.

(g)	The Borrower’s FICO score at origination on the August 30, 2022 electronic data file was compared to the system without exception.

(h)	The Borrower’s credit grade at origination on the August 30, 2022 electronic data file was compared to the system without exception.

(i)	The Borrower’s original APR on the August 30, 2022 electronic data file was compared to the system and confirmed to the Borrower’s Loan Agreement without exception.

LendingPoint – LP LMS 2022-1 Asset Securitization Trust	Consulting Report

(j)	The Borrower delinquency loan status (days past due) on the August 30, 2022 electronic data file was calculated and compared to the system without exception.
(k)	The Borrower’s Scheduled Payment Amount on the August 30, 2022 electronic data file was compared to the system without exception.